Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 175,132	$ 170,861
IRELAND
Segment Reporting Information [Line Items]
Property, plant and equipment, net	115,118	109,919
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	18,664	16,675
UNITED STATES
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,328	33,855
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,022	$ 10,412